AXPSM
Growth Fund

2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
  Express(R)
Funds

(icon of) ruler

AXP Growth Fund seeks to provide shareholders with long-term capital growth.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN EXPRESS (R) (logo)

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Going  for  Growth

In the long run, a company's stock price usually reflects its business fortunes. Therefore, if a company thrives, its stock tends to follow suit. That's why many long-term investors, including AXPGrowth Fund, focus on growth stocks -- those of companies that enjoy rising sales and profits. While there will be interruptions along the way, patient investors look forward to sharing in that same prosperity.

AXP GROWTH FUND

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Table of Contents

2000 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                              4
From the Portfolio Manager                     4
Fund Facts                                     6
The 10 Largest Holdings                        8
Making the Most of the Fund                    9
The Fund's Long-term Performance              10
Independent Auditors' Report (Fund)           12
Financial Statements (Fund)                   13
Notes to Financial Statements (Fund)          16
Independent Auditors' Report (Portfolio)      25
Financial Statements (Portfolio)              26
Notes to Financial Statements (Portfolio)     29
Investments in Securities                     34
Federal Income Tax Information                41

ANNUAL REPORT - 2000

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o    Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Lisa A. Costa
Lisa A. Costa
Portfolio manager

From the Portfolio Manager
AXP Growth Fund took good advantage of a stock-market surge last fall and winter to post a strong gain for the fiscal year. For the 12 months -- August 1999 through July 2000 -- the Fund's Class A shares generated a total return (excluding the sales charge) of 31.01%. This compares with a gain of 8.97% for the Standard & Poor's 500 (an unmanaged group of stocks commonly used to measure the performance of the stock market as a whole).

AXP GROWTH FUND

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The  period got off to a shaky start,  as the stock market  struggled in the face of higher interest rates, concerns that the robust economy might soon spawn a run-up in the inflation rate, and uncertainty regarding the potential effect of the Y2K computer bug. The mood in the market changed in October, though, as fresh reports of still-tame inflation and healthy corporate profits arrived and excitement about the impact of the burgeoning Internet began to build. Soon, the market's moderate advance had turned into a spectacular rally that culminated in all-time high for the market in mid-March.

SPRING SLUMP
But by that time, a variety of concerns had also risen regarding the outlook for interest rates, corporate profits, economic growth and the sustainability of sky-high prices on many stocks. The market responded by going into a steady retreat until late May, which was followed by a moderate recovery over the rest of the period.

The driving force for much of the 12 months was technology-related stocks. While they were extremely volatile, many of them recorded sharp gains. The tech trend worked to the advantage of the Fund, as about half of the portfolio's assets was concentrated in that sector, a level that rose to more than 60% in late 1999 because of rising prices among those stocks. Among the largest and most productive holdings for the Fund were names such as Cisco Systems, EMC Corporation, Texas Instruments, Intel, Applied Materials, and Maxim Integrated Products. Most of the rest of the portfolio was concentrated in the health care and financial services areas, with Pfizer and Citigroup, respectively, providing some of the best performance later in the fiscal year.

As the new fiscal year begins, the stock market is being kept off balance as investors try to sort out what the future holds for inflation, interest rates, the economy and corporate profits. Before 2000 ends, though, I think the scales will tip toward the positive side, allowing the market to begin making progress. More specifically, I look for stocks of companies with robust and comparatively predictable profit-growth prospects to benefit most from a market upturn. Most of those names continue to be found in the technology area, and that remains the primary investment focus of the Fund.

Lisa A. Costa

ANNUAL REPORT - 2000

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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                  $54.36
July 31, 1999                                                  $42.14
Increase                                                       $12.22

Distributions -- Aug. 1, 1999 - July 31, 2000
From income                                                    $   --
From capital gain                                              $ 0.78
Total distributions                                            $ 0.78
Total return**                                                +31.01%***

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                  $52.02
July 31, 1999                                                  $40.65
Increase                                                       $11.37

Distributions -- Aug. 1, 1999 - July 31, 2000
From income                                                    $   --
From capital gains                                             $ 0.78
Total distributions                                            $ 0.78
Total return**                                                +30.02%***

AXP GROWTH FUND

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Class C -- June 26,  2000* - July 31,  2000
(All figures  per share)

Net asset value (NAV)
July 31, 2000                                                   $52.03
June 26, 2000*                                                  $52.65
Decrease                                                        $ 0.62

Distributions -- June 26, 2000* - July 31, 2000
From income                                                     $  --
From capital gains                                              $  --
Total distributions                                             $  --
Total return**                                                  -1.18***

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                   $54.75
July 31, 1999                                                   $42.37
Increase                                                        $12.38

Distributions -- Aug. 1, 1999 - July 31, 2000
From income                                                     $   --
From capital gains                                              $ 0.78
Total distributions                                             $ 0.78
Total return**                                                 +31.20%***

*    Inception date.

** Returns do not include sales load. The prospectus discusses the effect of sales charge, if any, on the various classes.

*** The total return is a hypothetical investment in the Fund with all distributions reinvested.

ANNUAL REPORT - 2000

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The 10 Largest Holdings

                                     Percent                     Value
                                 (of net assets)         (as of July 31, 2000)
 Cisco Systems                          6.57%                $700,181,249
 EMC                                    5.91                  629,925,000
 Texas Instruments                      4.46                  475,368,750
 Pfizer                                 4.45                  473,835,937
 Applied Materials                      3.92                  417,312,500
 Citigroup                              3.67                  391,621,875
 Microsoft                              3.44                  366,515,625
 Intel                                  3.13                  333,750,000
 Maxim Integrated Products              2.98                  317,100,000
 Yahoo!                                 2.66                  283,112,500

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here  make up 41.19% of net assets

AXP GROWTH FUND

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o    your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

ANNUAL REPORT - 2000

The Fund's Long-term Performance

How your $10,000 has grown in AXP Growth Fund

$70.000
                                                                  X $59,406
                                                                    AXP Growth
                                                                    Fund Class A
$60,000

                                                              X  S&P 500 Index
$50,000
                                                       X Russell 1000(R)
                                                         Growth Index
$40,000

                                                X Lipper Large-Cap
                                                  Growth Index
$30,000


$9,425

'90   '91   '92   '93   '94   '95   '96    '97    '98    '99    '00

(The printed version of this chart contains a line graph with 4 lines corresponding to the 3 indexes and Fund noted above.)

Average Annual Total Returns (as of July 31, 2000)
                1 year       5 years     10 years (A)  Since inception (B&Y)
 Class A        +23.48%      +22.98%       +19.51%               --%
 Class B        +26.02%      +23.42%           --%           +25.89%*
 Class Y        +31.20%      +24.60%           --%           +27.07%*

* Inception date was March 20, 1995.

Assumes: Holding period from 8/1/90 to 7/31/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $40,432. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to three widely cited unmanaged performance indexes, the Standard & Poor's 500 Index (S&P500 Index), Russell 1000(R) Growth Index and the Lipper Large-Cap Growth Index. In comparing AXPGrowth Fund (Class A) to these three indexes, you should take into account the fact that the Fund's performancereflects the maximum sales charge of 5.75%, while suchcharges are not reflected in the performance of the indexes. Class C went effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5.75%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

AXP GROWTH FUND

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S&P 500 Index,  an unmanaged  list of common  stocks,  is  frequently  used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Russell 1000(R) Growth Index, an unmanaged index, measures the performance of those Russell 1000 companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000 Index. These companies have higher price-to-book ratios and higher forecasted growth values.

Lipper Large-Cap Growth Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to this fund, although some funds in the index may have somewhat different investment policies or objectives.

ANNUAL REPORT - 2000

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The  financial   statements   contained  in  Post-Effective   Amendment  #66  to
Registration Statement No. 2-38355 filed on or about September 27, 2000.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Growth Fund Fiscal year ended July 31, 2000

Class A

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 23, 1999                                 $0.77899
Total distribution                            $0.77899

Class B

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 23, 1999                                 $0.77899
Total distribution                            $0.77899

Class Y

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 23, 1999                                 $0.77899
Total distribution                            $0.77899

ANNUAL REPORT - 2000

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American
  Express (R)
Funds

AXP Growth Fund
70100 AXP Financial Center
Minneapolis, MN 55474

AMERICAN
 EXPRESS (R) (logo)

S-6455 U (9/00)

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.